Risk management and concentrations of risk (Details 2) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Total gains (losses) on derivative instruments	$ 571	$ 517	$ 1,481	$ 1,178
Interest rate swaps [Member]
Ineffective portion of cash flow hedge	(28)	30	(380)	12
Amortization of amount excluded from hedge effectiveness	813	701	2,502	1,807
Reclassification from accumulated other comprehensive income	(214)	(214)	(641)	(641)
Unrealized gains (losses) [Member]
Total gains (losses) on derivative instruments	571	517	1,481	1,178
Realized gains (losses) [Member]
Total gains (losses) on derivative instruments	$ 0	$ 0	$ 0	$ 0